RESTRUCTURING - Narrative (Details)	12 Months Ended
	Jan. 03, 2021 USD ($)	Dec. 29, 2019 USD ($)	Dec. 30, 2018 USD ($) employee
Restructuring Cost and Reserve [Line Items]
Restructuring (benefits) charges	$ 0	$ (517,000)	$ 7,766,000
February 2018 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring (benefits) charges	0	(533,000)	$ 5,980,000
Percent of workforce affected			3.00%
Cumulative costs		5,400,000
February 2018 Restructuring Plan | Minimum
Restructuring Cost and Reserve [Line Items]
Expected number of positions eliminated | employee			150
February 2018 Restructuring Plan | Maximum
Restructuring Cost and Reserve [Line Items]
Expected number of positions eliminated | employee			250
December 2016 Plan
Restructuring Cost and Reserve [Line Items]
Restructuring (benefits) charges	0	5,000	$ 1,838,000
Cumulative costs		157,400,000
Legacy Restructuring Plans
Restructuring Cost and Reserve [Line Items]
Restructuring (benefits) charges	$ 0	11,000	$ (52,000)
Cumulative costs		$ 164,300,000